STOCK-BASED COMPENSATION EXPENSE - Stock Option Valuation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.24%
Expected term (in years)	4 years 10 months 9 days
Expected dividend yield	0.00%
Expected volatility	40.00%
Outstanding options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum | Outstanding options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.55%	0.29%
Expected term (in years)	5 years 5 months 19 days	5 years 7 months 28 days
Expected volatility	36.88%	31.29%
Maximum | Outstanding options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.09%	1.63%
Expected term (in years)	6 years 25 days	6 years 3 months 10 days
Expected volatility	46.74%	36.85%